Benefit Plans 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Actual Return on Plan Assets
Transfers into Level 3	$ 19,000	[1],[2]	$ 1,000	[1],[2]	$ 13,000	[1],[2]
Transfers out of Level 3	4,000	[2],[3]	35,000	[2],[3]	12,000	[2],[3]
Appalachian Power Co [Member]
Actual Return on Plan Assets
Transfers into Level 3	1,340	[1],[2]	1,392	[1],[2]	2,488	[1],[2]
Transfers out of Level 3	925	[2],[3]	1,930	[2],[3]	3,003	[2],[3]
Indiana Michigan Power Co [Member]
Actual Return on Plan Assets
Transfers into Level 3	911	[1],[2]	860	[1],[2]	1,531	[1],[2]
Transfers out of Level 3	637	[2],[3]	1,144	[2],[3]	1,906	[2],[3]
Ohio Power Co [Member]
Actual Return on Plan Assets
Transfers into Level 3	1,874	[1],[2]	1,909	[1],[2]	3,257	[1],[2]
Transfers out of Level 3	1,303	[2],[3]	2,527	[2],[3]	4,032	[2],[3]
Public Service Co of Oklahoma [Member]
Actual Return on Plan Assets
Transfers into Level 3	0	[1],[2]	0	[1],[2]	0	[1],[2]
Transfers out of Level 3	0	[2],[3]	0	[2],[3]	0	[2],[3]
Southwestern Electric Power Co [Member]
Actual Return on Plan Assets
Transfers into Level 3	0	[1],[2]	0	[1],[2]	0	[1],[2]
Transfers out of Level 3	0	[2],[3]	0	[2],[3]	0	[2],[3]
Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,699,000		1,568,000		1,410,000
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,699,000		1,568,000		1,410,000
Actual Return on Plan Assets
Balance as of December 31	1,699,000		1,568,000		1,410,000
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	284,840		267,758		229,735
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	284,840		267,758		229,735
Actual Return on Plan Assets
Balance as of December 31	284,840		267,758		229,735
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	206,214		194,128		181,237
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	206,214		194,128		181,237
Actual Return on Plan Assets
Balance as of December 31	206,214		194,128		181,237
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	211,994		366,301		311,836
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	211,994		366,301		311,836
Transfer of OPCo Generation Plan Assets	(170,650)		0
Actual Return on Plan Assets
Balance as of December 31	211,994		366,301		311,836
Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	96,333		90,521		83,090
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	96,333		90,521		83,090
Actual Return on Plan Assets
Balance as of December 31	96,333		90,521		83,090
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	107,750		99,846		96,364
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	107,750		99,846		96,364
Actual Return on Plan Assets
Balance as of December 31	107,750		99,846		96,364
Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,711,000		4,696,000		4,303,000
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,711,000		4,696,000		4,303,000
Actual Return on Plan Assets
Balance as of December 31	4,711,000		4,696,000		4,303,000
Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	627,995		621,570		570,756
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	627,995		621,570		570,756
Actual Return on Plan Assets
Balance as of December 31	627,995		621,570		570,756
Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	559,143		552,026		503,926
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	559,143		552,026		503,926
Actual Return on Plan Assets
Balance as of December 31	559,143		552,026		503,926
Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	501,634		1,015,115		925,939
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	501,634		1,015,115		925,939
Transfer of OPCo Generation Plan Assets	(506,076)		0
Actual Return on Plan Assets
Balance as of December 31	501,634		1,015,115		925,939
Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	264,597		264,823		245,769
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	264,597		264,823		245,769
Actual Return on Plan Assets
Balance as of December 31	264,597		264,823		245,769
Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	278,946		279,699		255,861
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	278,946		279,699		255,861
Actual Return on Plan Assets
Balance as of December 31	278,946		279,699		255,861
Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,157,000		989,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,157,000		989,000
Actual Return on Plan Assets
Balance as of December 31	1,157,000		989,000
Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	193,998		168,819
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	193,998		168,819
Actual Return on Plan Assets
Balance as of December 31	193,998		168,819
Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	140,448		122,395
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	140,448		122,395
Actual Return on Plan Assets
Balance as of December 31	140,448		122,395
Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	144,383		230,949
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	144,383		230,949
Actual Return on Plan Assets
Balance as of December 31	144,383		230,949
Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	65,609		57,073
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	65,609		57,073
Actual Return on Plan Assets
Balance as of December 31	65,609		57,073
Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	73,384		62,954
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	73,384		62,954
Actual Return on Plan Assets
Balance as of December 31	73,384		62,954
Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,664,000		1,896,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,664,000		1,896,000
Actual Return on Plan Assets
Balance as of December 31	1,664,000		1,896,000
Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	221,824		250,892
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	221,824		250,892
Actual Return on Plan Assets
Balance as of December 31	221,824		250,892
Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	197,504		222,821
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	197,504		222,821
Actual Return on Plan Assets
Balance as of December 31	197,504		222,821
Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	177,188		409,744
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	177,188		409,744
Actual Return on Plan Assets
Balance as of December 31	177,188		409,744
Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	93,461		106,893
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	93,461		106,893
Actual Return on Plan Assets
Balance as of December 31	93,461		106,893
Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	98,529		112,899
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	98,529		112,899
Actual Return on Plan Assets
Balance as of December 31	98,529		112,899
Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	537,000		578,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	537,000		578,000
Actual Return on Plan Assets
Balance as of December 31	537,000		578,000
Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	90,036		98,759
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	90,036		98,759
Actual Return on Plan Assets
Balance as of December 31	90,036		98,759
Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	65,183		71,603
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	65,183		71,603
Actual Return on Plan Assets
Balance as of December 31	65,183		71,603
Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	67,011		135,106
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	67,011		135,106
Actual Return on Plan Assets
Balance as of December 31	67,011		135,106
Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	30,451		33,387
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	30,451		33,387
Actual Return on Plan Assets
Balance as of December 31	30,451		33,387
Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	34,061		36,825
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	34,061		36,825
Actual Return on Plan Assets
Balance as of December 31	34,061		36,825
Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,511,000		2,471,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,511,000		2,471,000
Actual Return on Plan Assets
Balance as of December 31	2,511,000		2,471,000
Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	334,744		327,046
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	334,744		327,046
Actual Return on Plan Assets
Balance as of December 31	334,744		327,046
Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	298,043		290,455
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	298,043		290,455
Actual Return on Plan Assets
Balance as of December 31	298,043		290,455
Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	267,391		534,113
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	267,391		534,113
Actual Return on Plan Assets
Balance as of December 31	267,391		534,113
Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	141,042		139,340
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	141,042		139,340
Actual Return on Plan Assets
Balance as of December 31	141,042		139,340
Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	148,690		147,166
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	148,690		147,166
Actual Return on Plan Assets
Balance as of December 31	148,690		147,166
Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	568,000		415,000		330,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	568,000		415,000		330,000
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	41,000		40,000
Relating to Assets Sold During the Period	15,000		2,000
Purchases and Sales	97,000		43,000
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	568,000		415,000		330,000
Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	75,696		54,951		43,781
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	75,696		54,951		43,781
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	5,793		5,232
Relating to Assets Sold During the Period	1,949		342
Purchases and Sales	13,003		5,596
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	75,696		54,951		43,781
Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	67,396		48,803		38,655
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	67,396		48,803		38,655
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	5,258		4,738
Relating to Assets Sold During the Period	1,741		321
Purchases and Sales	11,594		5,089
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	67,396		48,803		38,655
Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	60,465		89,743		71,025
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	60,465		89,743		71,025
Transfer of OPCo Generation Plan Assets	(62,493)
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	9,020		8,735
Relating to Assets Sold During the Period	3,142		594
Purchases and Sales	21,053		9,389
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	60,465		89,743		71,025
Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	31,893		23,412		18,852
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	31,893		23,412		18,852
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	2,231		2,149
Relating to Assets Sold During the Period	808		131
Purchases and Sales	5,442		2,280
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	31,893		23,412		18,852
Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	33,623		24,727		19,626
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	33,623		24,727		19,626
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	2,315		2,383
Relating to Assets Sold During the Period	850		159
Purchases and Sales	5,731		2,559
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	33,623		24,727		19,626
Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,000		1,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,000		1,000
Actual Return on Plan Assets
Balance as of December 31	5,000		1,000
Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	806		180
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	806		180
Actual Return on Plan Assets
Balance as of December 31	806		180
Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	583		130
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	583		130
Actual Return on Plan Assets
Balance as of December 31	583		130
Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	600		246
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	600		246
Actual Return on Plan Assets
Balance as of December 31	600		246
Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	273		61
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	273		61
Actual Return on Plan Assets
Balance as of December 31	273		61
Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	305		67
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	305		67
Actual Return on Plan Assets
Balance as of December 31	305		67
Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(32,000)		(86,000)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(32,000)		(86,000)
Actual Return on Plan Assets
Balance as of December 31	(32,000)		(86,000)
Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(4,269)		(11,319)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(4,269)		(11,319)
Actual Return on Plan Assets
Balance as of December 31	(4,269)		(11,319)
Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(3,800)		(10,053)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(3,800)		(10,053)
Actual Return on Plan Assets
Balance as of December 31	(3,800)		(10,053)
Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(3,410)		(18,485)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(3,410)		(18,485)
Actual Return on Plan Assets
Balance as of December 31	(3,410)		(18,485)
Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(1,799)		(4,822)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(1,799)		(4,822)
Actual Return on Plan Assets
Balance as of December 31	(1,799)		(4,822)
Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(1,896)		(5,093)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(1,896)		(5,093)
Actual Return on Plan Assets
Balance as of December 31	(1,896)		(5,093)
Equity Securities [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,104,000		927,000
Year End Allocation
Total	65.00%		59.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,104,000		927,000
Actual Return on Plan Assets
Balance as of December 31	1,104,000		927,000
Equity Securities [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	185,020		158,221
Year End Allocation
Total	65.00%		59.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	185,020		158,221
Actual Return on Plan Assets
Balance as of December 31	185,020		158,221
Equity Securities [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	133,948		114,711
Year End Allocation
Total	65.00%		59.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	133,948		114,711
Actual Return on Plan Assets
Balance as of December 31	133,948		114,711
Equity Securities [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	137,701		216,450
Year End Allocation
Total	65.00%		59.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	137,701		216,450
Actual Return on Plan Assets
Balance as of December 31	137,701		216,450
Equity Securities [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	62,573		53,490
Year End Allocation
Total	65.00%		59.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	62,573		53,490
Actual Return on Plan Assets
Balance as of December 31	62,573		53,490
Equity Securities [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	69,988		59,002
Year End Allocation
Total	65.00%		59.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	69,988		59,002
Actual Return on Plan Assets
Balance as of December 31	69,988		59,002
Equity Securities [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,674,000		1,900,000
Year End Allocation
Total	35.50%		40.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,674,000		1,900,000
Actual Return on Plan Assets
Balance as of December 31	1,674,000		1,900,000
Equity Securities [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	223,126		251,466
Year End Allocation
Total	35.50%		40.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	223,126		251,466
Actual Return on Plan Assets
Balance as of December 31	223,126		251,466
Equity Securities [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	198,663		223,331
Year End Allocation
Total	35.50%		40.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	198,663		223,331
Actual Return on Plan Assets
Balance as of December 31	198,663		223,331
Equity Securities [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	178,228		410,682
Year End Allocation
Total	35.50%		40.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	178,228		410,682
Actual Return on Plan Assets
Balance as of December 31	178,228		410,682
Equity Securities [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	94,009		107,138
Year End Allocation
Total	35.50%		40.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	94,009		107,138
Actual Return on Plan Assets
Balance as of December 31	94,009		107,138
Equity Securities [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	99,107		113,157
Year End Allocation
Total	35.50%		40.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	99,107		113,157
Actual Return on Plan Assets
Balance as of December 31	99,107		113,157
Equity Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,089,000		927,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,089,000		927,000
Actual Return on Plan Assets
Balance as of December 31	1,089,000		927,000
Equity Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	182,557		158,221
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	182,557		158,221
Actual Return on Plan Assets
Balance as of December 31	182,557		158,221
Equity Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	132,165		114,711
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	132,165		114,711
Actual Return on Plan Assets
Balance as of December 31	132,165		114,711
Equity Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	135,868		216,450
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	135,868		216,450
Actual Return on Plan Assets
Balance as of December 31	135,868		216,450
Equity Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	61,740		53,490
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	61,740		53,490
Actual Return on Plan Assets
Balance as of December 31	61,740		53,490
Equity Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	69,056		59,002
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	69,056		59,002
Actual Return on Plan Assets
Balance as of December 31	69,056		59,002
Equity Securities [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,664,000		1,896,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,664,000		1,896,000
Actual Return on Plan Assets
Balance as of December 31	1,664,000		1,896,000
Equity Securities [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	221,824		250,892
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	221,824		250,892
Actual Return on Plan Assets
Balance as of December 31	221,824		250,892
Equity Securities [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	197,504		222,821
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	197,504		222,821
Actual Return on Plan Assets
Balance as of December 31	197,504		222,821
Equity Securities [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	177,188		409,744
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	177,188		409,744
Actual Return on Plan Assets
Balance as of December 31	177,188		409,744
Equity Securities [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	93,461		106,893
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	93,461		106,893
Actual Return on Plan Assets
Balance as of December 31	93,461		106,893
Equity Securities [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	98,529		112,899
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	98,529		112,899
Actual Return on Plan Assets
Balance as of December 31	98,529		112,899
Equity Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	15,000		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	15,000		0
Actual Return on Plan Assets
Balance as of December 31	15,000		0
Equity Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,463		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,463		0
Actual Return on Plan Assets
Balance as of December 31	2,463		0
Equity Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,783		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,783		0
Actual Return on Plan Assets
Balance as of December 31	1,783		0
Equity Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,833		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,833		0
Actual Return on Plan Assets
Balance as of December 31	1,833		0
Equity Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	833		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	833		0
Actual Return on Plan Assets
Balance as of December 31	833		0
Equity Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	932		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	932		0
Actual Return on Plan Assets
Balance as of December 31	932		0
Equity Securities [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	10,000		4,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	10,000		4,000
Actual Return on Plan Assets
Balance as of December 31	10,000		4,000
Equity Securities [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,302		574
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,302		574
Actual Return on Plan Assets
Balance as of December 31	1,302		574
Equity Securities [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,159		510
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,159		510
Actual Return on Plan Assets
Balance as of December 31	1,159		510
Equity Securities [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,040		938
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,040		938
Actual Return on Plan Assets
Balance as of December 31	1,040		938
Equity Securities [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	548		245
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	548		245
Actual Return on Plan Assets
Balance as of December 31	548		245
Equity Securities [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	578		258
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	578		258
Actual Return on Plan Assets
Balance as of December 31	578		258
Equity Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	473,000		422,000
Year End Allocation
Total	27.90%		26.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	473,000		422,000
Actual Return on Plan Assets
Balance as of December 31	473,000		422,000
Domestic [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	79,369		72,063
Year End Allocation
Total	27.90%		26.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	79,369		72,063
Actual Return on Plan Assets
Balance as of December 31	79,369		72,063
Domestic [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	57,460		52,245
Year End Allocation
Total	27.90%		26.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	57,460		52,245
Actual Return on Plan Assets
Balance as of December 31	57,460		52,245
Domestic [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	59,069		98,583
Year End Allocation
Total	27.90%		26.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	59,069		98,583
Actual Return on Plan Assets
Balance as of December 31	59,069		98,583
Domestic [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	26,842		24,362
Year End Allocation
Total	27.90%		26.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	26,842		24,362
Actual Return on Plan Assets
Balance as of December 31	26,842		24,362
Domestic [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	30,022		26,874
Year End Allocation
Total	27.90%		26.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	30,022		26,874
Actual Return on Plan Assets
Balance as of December 31	30,022		26,874
Domestic [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,092,000		1,308,000
Year End Allocation
Total	23.20%		27.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,092,000		1,308,000
Actual Return on Plan Assets
Balance as of December 31	1,092,000		1,308,000
Domestic [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	145,515		173,149
Year End Allocation
Total	23.20%		27.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	145,515		173,149
Actual Return on Plan Assets
Balance as of December 31	145,515		173,149
Domestic [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	129,561		153,776
Year End Allocation
Total	23.20%		27.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	129,561		153,776
Actual Return on Plan Assets
Balance as of December 31	129,561		153,776
Domestic [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	116,233		282,777
Year End Allocation
Total	23.20%		27.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	116,233		282,777
Actual Return on Plan Assets
Balance as of December 31	116,233		282,777
Domestic [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	61,309		73,770
Year End Allocation
Total	23.20%		27.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	61,309		73,770
Actual Return on Plan Assets
Balance as of December 31	61,309		73,770
Domestic [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	64,634		77,915
Year End Allocation
Total	23.20%		27.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	64,634		77,915
Actual Return on Plan Assets
Balance as of December 31	64,634		77,915
Domestic [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	473,000		422,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	473,000		422,000
Actual Return on Plan Assets
Balance as of December 31	473,000		422,000
Domestic [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	79,369		72,063
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	79,369		72,063
Actual Return on Plan Assets
Balance as of December 31	79,369		72,063
Domestic [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	57,460		52,245
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	57,460		52,245
Actual Return on Plan Assets
Balance as of December 31	57,460		52,245
Domestic [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	59,069		98,583
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	59,069		98,583
Actual Return on Plan Assets
Balance as of December 31	59,069		98,583
Domestic [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	26,842		24,362
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	26,842		24,362
Actual Return on Plan Assets
Balance as of December 31	26,842		24,362
Domestic [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	30,022		26,874
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	30,022		26,874
Actual Return on Plan Assets
Balance as of December 31	30,022		26,874
Domestic [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,092,000		1,308,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,092,000		1,308,000
Actual Return on Plan Assets
Balance as of December 31	1,092,000		1,308,000
Domestic [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	145,515		173,149
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	145,515		173,149
Actual Return on Plan Assets
Balance as of December 31	145,515		173,149
Domestic [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	129,561		153,776
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	129,561		153,776
Actual Return on Plan Assets
Balance as of December 31	129,561		153,776
Domestic [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	116,233		282,777
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	116,233		282,777
Actual Return on Plan Assets
Balance as of December 31	116,233		282,777
Domestic [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	61,309		73,770
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	61,309		73,770
Actual Return on Plan Assets
Balance as of December 31	61,309		73,770
Domestic [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	64,634		77,915
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	64,634		77,915
Actual Return on Plan Assets
Balance as of December 31	64,634		77,915
Domestic [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	616,000		505,000
Year End Allocation
Total	36.20%		32.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	616,000		505,000
Actual Return on Plan Assets
Balance as of December 31	616,000		505,000
International [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	103,188		86,158
Year End Allocation
Total	36.20%		32.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	103,188		86,158
Actual Return on Plan Assets
Balance as of December 31	103,188		86,158
International [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	74,705		62,466
Year End Allocation
Total	36.20%		32.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	74,705		62,466
Actual Return on Plan Assets
Balance as of December 31	74,705		62,466
International [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	76,799		117,867
Year End Allocation
Total	36.20%		32.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	76,799		117,867
Actual Return on Plan Assets
Balance as of December 31	76,799		117,867
International [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	34,898		29,128
Year End Allocation
Total	36.20%		32.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	34,898		29,128
Actual Return on Plan Assets
Balance as of December 31	34,898		29,128
International [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	39,034		32,128
Year End Allocation
Total	36.20%		32.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	39,034		32,128
Actual Return on Plan Assets
Balance as of December 31	39,034		32,128
International [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	514,000		497,000
Year End Allocation
Total	10.90%		10.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	514,000		497,000
Actual Return on Plan Assets
Balance as of December 31	514,000		497,000
International [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	68,591		65,757
Year End Allocation
Total	10.90%		10.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	68,591		65,757
Actual Return on Plan Assets
Balance as of December 31	68,591		65,757
International [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	61,071		58,400
Year End Allocation
Total	10.90%		10.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	61,071		58,400
Actual Return on Plan Assets
Balance as of December 31	61,071		58,400
International [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	54,790		107,391
Year End Allocation
Total	10.90%		10.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	54,790		107,391
Actual Return on Plan Assets
Balance as of December 31	54,790		107,391
International [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	28,900		28,016
Year End Allocation
Total	10.90%		10.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	28,900		28,016
Actual Return on Plan Assets
Balance as of December 31	28,900		28,016
International [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	30,467		29,590
Year End Allocation
Total	10.90%		10.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	30,467		29,590
Actual Return on Plan Assets
Balance as of December 31	30,467		29,590
International [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	616,000		505,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	616,000		505,000
Actual Return on Plan Assets
Balance as of December 31	616,000		505,000
International [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	103,188		86,158
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	103,188		86,158
Actual Return on Plan Assets
Balance as of December 31	103,188		86,158
International [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	74,705		62,466
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	74,705		62,466
Actual Return on Plan Assets
Balance as of December 31	74,705		62,466
International [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	76,799		117,867
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	76,799		117,867
Actual Return on Plan Assets
Balance as of December 31	76,799		117,867
International [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	34,898		29,128
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	34,898		29,128
Actual Return on Plan Assets
Balance as of December 31	34,898		29,128
International [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	39,034		32,128
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	39,034		32,128
Actual Return on Plan Assets
Balance as of December 31	39,034		32,128
International [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	514,000		497,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	514,000		497,000
Actual Return on Plan Assets
Balance as of December 31	514,000		497,000
International [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	68,591		65,757
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	68,591		65,757
Actual Return on Plan Assets
Balance as of December 31	68,591		65,757
International [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	61,071		58,400
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	61,071		58,400
Actual Return on Plan Assets
Balance as of December 31	61,071		58,400
International [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	54,790		107,391
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	54,790		107,391
Actual Return on Plan Assets
Balance as of December 31	54,790		107,391
International [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	28,900		28,016
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	28,900		28,016
Actual Return on Plan Assets
Balance as of December 31	28,900		28,016
International [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	30,467		29,590
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	30,467		29,590
Actual Return on Plan Assets
Balance as of December 31	30,467		29,590
International [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	58,000		91,000
Year End Allocation
Total	1.20%		1.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	58,000		91,000
Actual Return on Plan Assets
Balance as of December 31	58,000		91,000
Real Estate Investment Trusts [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	7,718		11,986
Year End Allocation
Total	1.20%		1.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	7,718		11,986
Actual Return on Plan Assets
Balance as of December 31	7,718		11,986
Real Estate Investment Trusts [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	6,872		10,645
Year End Allocation
Total	1.20%		1.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6,872		10,645
Actual Return on Plan Assets
Balance as of December 31	6,872		10,645
Real Estate Investment Trusts [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	6,165		19,576
Year End Allocation
Total	1.20%		1.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6,165		19,576
Actual Return on Plan Assets
Balance as of December 31	6,165		19,576
Real Estate Investment Trusts [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,252		5,107
Year End Allocation
Total	1.20%		1.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,252		5,107
Actual Return on Plan Assets
Balance as of December 31	3,252		5,107
Real Estate Investment Trusts [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,428		5,394
Year End Allocation
Total	1.20%		1.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,428		5,394
Actual Return on Plan Assets
Balance as of December 31	3,428		5,394
Real Estate Investment Trusts [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	58,000		91,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	58,000		91,000
Actual Return on Plan Assets
Balance as of December 31	58,000		91,000
Real Estate Investment Trusts [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	7,718		11,986
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	7,718		11,986
Actual Return on Plan Assets
Balance as of December 31	7,718		11,986
Real Estate Investment Trusts [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	6,872		10,645
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6,872		10,645
Actual Return on Plan Assets
Balance as of December 31	6,872		10,645
Real Estate Investment Trusts [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	6,165		19,576
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6,165		19,576
Actual Return on Plan Assets
Balance as of December 31	6,165		19,576
Real Estate Investment Trusts [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,252		5,107
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,252		5,107
Actual Return on Plan Assets
Balance as of December 31	3,252		5,107
Real Estate Investment Trusts [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,428		5,394
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,428		5,394
Actual Return on Plan Assets
Balance as of December 31	3,428		5,394
Real Estate Investment Trusts [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	10,000		4,000
Year End Allocation
Total	0.20%		0.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	10,000		4,000
Actual Return on Plan Assets
Balance as of December 31	10,000		4,000
Common Collective Trust International [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,302		574
Year End Allocation
Total	0.20%		0.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,302		574
Actual Return on Plan Assets
Balance as of December 31	1,302		574
Common Collective Trust International [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,159		510
Year End Allocation
Total	0.20%		0.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,159		510
Actual Return on Plan Assets
Balance as of December 31	1,159		510
Common Collective Trust International [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,040		938
Year End Allocation
Total	0.20%		0.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,040		938
Actual Return on Plan Assets
Balance as of December 31	1,040		938
Common Collective Trust International [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	548		245
Year End Allocation
Total	0.20%		0.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	548		245
Actual Return on Plan Assets
Balance as of December 31	548		245
Common Collective Trust International [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	578		258
Year End Allocation
Total	0.20%		0.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	578		258
Actual Return on Plan Assets
Balance as of December 31	578		258
Common Collective Trust International [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	10,000		4,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	10,000		4,000
Actual Return on Plan Assets
Balance as of December 31	10,000		4,000
Common Collective Trust International [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,302		574
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,302		574
Actual Return on Plan Assets
Balance as of December 31	1,302		574
Common Collective Trust International [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,159		510
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,159		510
Actual Return on Plan Assets
Balance as of December 31	1,159		510
Common Collective Trust International [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,040		938
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,040		938
Actual Return on Plan Assets
Balance as of December 31	1,040		938
Common Collective Trust International [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	548		245
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	548		245
Actual Return on Plan Assets
Balance as of December 31	548		245
Common Collective Trust International [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	578		258
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	578		258
Actual Return on Plan Assets
Balance as of December 31	578		258
Common Collective Trust International [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust Global [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	15,000
Year End Allocation
Total	0.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	15,000
Actual Return on Plan Assets
Balance as of December 31	15,000
Common Collective Trust Global [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,463
Year End Allocation
Total	0.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,463
Actual Return on Plan Assets
Balance as of December 31	2,463
Common Collective Trust Global [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,783
Year End Allocation
Total	0.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,783
Actual Return on Plan Assets
Balance as of December 31	1,783
Common Collective Trust Global [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,833
Year End Allocation
Total	0.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,833
Actual Return on Plan Assets
Balance as of December 31	1,833
Common Collective Trust Global [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	833
Year End Allocation
Total	0.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	833
Actual Return on Plan Assets
Balance as of December 31	833
Common Collective Trust Global [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	932
Year End Allocation
Total	0.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	932
Actual Return on Plan Assets
Balance as of December 31	932
Common Collective Trust Global [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	15,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	15,000
Actual Return on Plan Assets
Balance as of December 31	15,000
Common Collective Trust Global [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,463
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,463
Actual Return on Plan Assets
Balance as of December 31	2,463
Common Collective Trust Global [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,783
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,783
Actual Return on Plan Assets
Balance as of December 31	1,783
Common Collective Trust Global [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,833
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,833
Actual Return on Plan Assets
Balance as of December 31	1,833
Common Collective Trust Global [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	833
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	833
Actual Return on Plan Assets
Balance as of December 31	833
Common Collective Trust Global [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	932
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	932
Actual Return on Plan Assets
Balance as of December 31	932
Common Collective Trust Global [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Fixed Income [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	289,000		352,000
Year End Allocation
Total	17.00%		22.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	289,000		352,000
Actual Return on Plan Assets
Balance as of December 31	289,000		352,000
Fixed Income [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	48,414		60,250
Year End Allocation
Total	17.00%		22.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	48,414		60,250
Actual Return on Plan Assets
Balance as of December 31	48,414		60,250
Fixed Income [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	35,050		43,683
Year End Allocation
Total	17.00%		22.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	35,050		43,683
Actual Return on Plan Assets
Balance as of December 31	35,050		43,683
Fixed Income [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	36,033		82,424
Year End Allocation
Total	17.00%		22.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	36,033		82,424
Actual Return on Plan Assets
Balance as of December 31	36,033		82,424
Fixed Income [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	16,374		20,368
Year End Allocation
Total	17.00%		22.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	16,374		20,368
Actual Return on Plan Assets
Balance as of December 31	16,374		20,368
Fixed Income [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	18,315		22,466
Year End Allocation
Total	17.00%		22.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	18,315		22,466
Actual Return on Plan Assets
Balance as of December 31	18,315		22,466
Fixed Income [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,418,000		2,261,000
Year End Allocation
Total	51.30%		48.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,418,000		2,261,000
Actual Return on Plan Assets
Balance as of December 31	2,418,000		2,261,000
Fixed Income [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	322,277		299,193
Year End Allocation
Total	51.30%		48.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	322,277		299,193
Actual Return on Plan Assets
Balance as of December 31	322,277		299,193
Fixed Income [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	286,943		265,719
Year End Allocation
Total	51.30%		48.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	286,943		265,719
Actual Return on Plan Assets
Balance as of December 31	286,943		265,719
Fixed Income [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	257,433		488,625
Year End Allocation
Total	51.30%		48.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	257,433		488,625
Actual Return on Plan Assets
Balance as of December 31	257,433		488,625
Fixed Income [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	135,789		127,473
Year End Allocation
Total	51.30%		48.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	135,789		127,473
Actual Return on Plan Assets
Balance as of December 31	135,789		127,473
Fixed Income [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	143,152		134,633
Year End Allocation
Total	51.30%		48.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	143,152		134,633
Actual Return on Plan Assets
Balance as of December 31	143,152		134,633
Fixed Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	289,000		352,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	289,000		352,000
Actual Return on Plan Assets
Balance as of December 31	289,000		352,000
Fixed Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	48,414		60,250
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	48,414		60,250
Actual Return on Plan Assets
Balance as of December 31	48,414		60,250
Fixed Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	35,050		43,683
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	35,050		43,683
Actual Return on Plan Assets
Balance as of December 31	35,050		43,683
Fixed Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	36,033		82,424
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	36,033		82,424
Actual Return on Plan Assets
Balance as of December 31	36,033		82,424
Fixed Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	16,374		20,368
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	16,374		20,368
Actual Return on Plan Assets
Balance as of December 31	16,374		20,368
Fixed Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	18,315		22,466
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	18,315		22,466
Actual Return on Plan Assets
Balance as of December 31	18,315		22,466
Fixed Income [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,418,000		2,261,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,418,000		2,261,000
Actual Return on Plan Assets
Balance as of December 31	2,418,000		2,261,000
Fixed Income [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	322,277		299,193
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	322,277		299,193
Actual Return on Plan Assets
Balance as of December 31	322,277		299,193
Fixed Income [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	286,943		265,719
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	286,943		265,719
Actual Return on Plan Assets
Balance as of December 31	286,943		265,719
Fixed Income [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	257,433		488,625
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	257,433		488,625
Actual Return on Plan Assets
Balance as of December 31	257,433		488,625
Fixed Income [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	135,789		127,473
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	135,789		127,473
Actual Return on Plan Assets
Balance as of December 31	135,789		127,473
Fixed Income [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	143,152		134,633
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	143,152		134,633
Actual Return on Plan Assets
Balance as of December 31	143,152		134,633
Fixed Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	88,000		72,000
Year End Allocation
Total	5.20%		4.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	88,000		72,000
Actual Return on Plan Assets
Balance as of December 31	88,000		72,000
Common Collective Trust - Debt [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	14,737		12,388
Year End Allocation
Total	5.20%		4.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	14,737		12,388
Actual Return on Plan Assets
Balance as of December 31	14,737		12,388
Common Collective Trust - Debt [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	10,669		8,982
Year End Allocation
Total	5.20%		4.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	10,669		8,982
Actual Return on Plan Assets
Balance as of December 31	10,669		8,982
Common Collective Trust - Debt [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	10,968		16,947
Year End Allocation
Total	5.20%		4.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	10,968		16,947
Actual Return on Plan Assets
Balance as of December 31	10,968		16,947
Common Collective Trust - Debt [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,984		4,188
Year End Allocation
Total	5.20%		4.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,984		4,188
Actual Return on Plan Assets
Balance as of December 31	4,984		4,188
Common Collective Trust - Debt [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,575		4,619
Year End Allocation
Total	5.20%		4.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,575		4,619
Actual Return on Plan Assets
Balance as of December 31	5,575		4,619
Common Collective Trust - Debt [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	26,000		32,000
Year End Allocation
Total	0.50%		0.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	26,000		32,000
Actual Return on Plan Assets
Balance as of December 31	26,000		32,000
Common Collective Trust - Debt [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,456		4,200
Year End Allocation
Total	0.50%		0.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,456		4,200
Actual Return on Plan Assets
Balance as of December 31	3,456		4,200
Common Collective Trust - Debt [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,077		3,730
Year End Allocation
Total	0.50%		0.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,077		3,730
Actual Return on Plan Assets
Balance as of December 31	3,077		3,730
Common Collective Trust - Debt [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,761		6,858
Year End Allocation
Total	0.50%		0.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,761		6,858
Actual Return on Plan Assets
Balance as of December 31	2,761		6,858
Common Collective Trust - Debt [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,456		1,789
Year End Allocation
Total	0.50%		0.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,456		1,789
Actual Return on Plan Assets
Balance as of December 31	1,456		1,789
Common Collective Trust - Debt [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,535		1,890
Year End Allocation
Total	0.50%		0.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,535		1,890
Actual Return on Plan Assets
Balance as of December 31	1,535		1,890
Common Collective Trust - Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	88,000		72,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	88,000		72,000
Actual Return on Plan Assets
Balance as of December 31	88,000		72,000
Common Collective Trust - Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	14,737		12,388
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	14,737		12,388
Actual Return on Plan Assets
Balance as of December 31	14,737		12,388
Common Collective Trust - Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	10,669		8,982
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	10,669		8,982
Actual Return on Plan Assets
Balance as of December 31	10,669		8,982
Common Collective Trust - Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	10,968		16,947
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	10,968		16,947
Actual Return on Plan Assets
Balance as of December 31	10,968		16,947
Common Collective Trust - Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,984		4,188
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,984		4,188
Actual Return on Plan Assets
Balance as of December 31	4,984		4,188
Common Collective Trust - Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,575		4,619
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,575		4,619
Actual Return on Plan Assets
Balance as of December 31	5,575		4,619
Common Collective Trust - Debt [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	26,000		32,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	26,000		32,000
Actual Return on Plan Assets
Balance as of December 31	26,000		32,000
Common Collective Trust - Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,456		4,200
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,456		4,200
Actual Return on Plan Assets
Balance as of December 31	3,456		4,200
Common Collective Trust - Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,077		3,730
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,077		3,730
Actual Return on Plan Assets
Balance as of December 31	3,077		3,730
Common Collective Trust - Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,761		6,858
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,761		6,858
Actual Return on Plan Assets
Balance as of December 31	2,761		6,858
Common Collective Trust - Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,456		1,789
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,456		1,789
Actual Return on Plan Assets
Balance as of December 31	1,456		1,789
Common Collective Trust - Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,535		1,890
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,535		1,890
Actual Return on Plan Assets
Balance as of December 31	1,535		1,890
Common Collective Trust - Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	56,000		82,000
Year End Allocation
Total	3.30%		5.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	56,000		82,000
Actual Return on Plan Assets
Balance as of December 31	56,000		82,000
United States Government and Agency Securities [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	9,476		14,036
Year End Allocation
Total	3.30%		5.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	9,476		14,036
Actual Return on Plan Assets
Balance as of December 31	9,476		14,036
United States Government and Agency Securities [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	6,860		10,176
Year End Allocation
Total	3.30%		5.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6,860		10,176
Actual Return on Plan Assets
Balance as of December 31	6,860		10,176
United States Government and Agency Securities [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	7,053		19,202
Year End Allocation
Total	3.30%		5.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	7,053		19,202
Actual Return on Plan Assets
Balance as of December 31	7,053		19,202
United States Government and Agency Securities [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,205		4,745
Year End Allocation
Total	3.30%		5.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,205		4,745
Actual Return on Plan Assets
Balance as of December 31	3,205		4,745
United States Government and Agency Securities [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,585		5,234
Year End Allocation
Total	3.30%		5.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,585		5,234
Actual Return on Plan Assets
Balance as of December 31	3,585		5,234
United States Government and Agency Securities [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	387,000		715,000
Year End Allocation
Total	8.20%		15.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	387,000		715,000
Actual Return on Plan Assets
Balance as of December 31	387,000		715,000
United States Government and Agency Securities [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	51,556		94,682
Year End Allocation
Total	8.20%		15.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	51,556		94,682
Actual Return on Plan Assets
Balance as of December 31	51,556		94,682
United States Government and Agency Securities [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	45,904		84,089
Year End Allocation
Total	8.20%		15.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	45,904		84,089
Actual Return on Plan Assets
Balance as of December 31	45,904		84,089
United States Government and Agency Securities [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	41,183		154,630
Year End Allocation
Total	8.20%		15.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	41,183		154,630
Actual Return on Plan Assets
Balance as of December 31	41,183		154,630
United States Government and Agency Securities [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	21,723		40,340
Year End Allocation
Total	8.20%		15.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	21,723		40,340
Actual Return on Plan Assets
Balance as of December 31	21,723		40,340
United States Government and Agency Securities [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	22,901		42,606
Year End Allocation
Total	8.20%		15.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	22,901		42,606
Actual Return on Plan Assets
Balance as of December 31	22,901		42,606
United States Government and Agency Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	56,000		82,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	56,000		82,000
Actual Return on Plan Assets
Balance as of December 31	56,000		82,000
United States Government and Agency Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	9,476		14,036
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	9,476		14,036
Actual Return on Plan Assets
Balance as of December 31	9,476		14,036
United States Government and Agency Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	6,860		10,176
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6,860		10,176
Actual Return on Plan Assets
Balance as of December 31	6,860		10,176
United States Government and Agency Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	7,053		19,202
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	7,053		19,202
Actual Return on Plan Assets
Balance as of December 31	7,053		19,202
United States Government and Agency Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,205		4,745
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,205		4,745
Actual Return on Plan Assets
Balance as of December 31	3,205		4,745
United States Government and Agency Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,585		5,234
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,585		5,234
Actual Return on Plan Assets
Balance as of December 31	3,585		5,234
United States Government and Agency Securities [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	387,000		715,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	387,000		715,000
Actual Return on Plan Assets
Balance as of December 31	387,000		715,000
United States Government and Agency Securities [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	51,556		94,682
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	51,556		94,682
Actual Return on Plan Assets
Balance as of December 31	51,556		94,682
United States Government and Agency Securities [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	45,904		84,089
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	45,904		84,089
Actual Return on Plan Assets
Balance as of December 31	45,904		84,089
United States Government and Agency Securities [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	41,183		154,630
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	41,183		154,630
Actual Return on Plan Assets
Balance as of December 31	41,183		154,630
United States Government and Agency Securities [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	21,723		40,340
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	21,723		40,340
Actual Return on Plan Assets
Balance as of December 31	21,723		40,340
United States Government and Agency Securities [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	22,901		42,606
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	22,901		42,606
Actual Return on Plan Assets
Balance as of December 31	22,901		42,606
United States Government and Agency Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	110,000		155,000
Year End Allocation
Total	6.50%		9.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	110,000		155,000
Actual Return on Plan Assets
Balance as of December 31	110,000		155,000
Corporate Debt [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	18,458		26,437
Year End Allocation
Total	6.50%		9.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	18,458		26,437
Actual Return on Plan Assets
Balance as of December 31	18,458		26,437
Corporate Debt [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	13,363		19,167
Year End Allocation
Total	6.50%		9.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	13,363		19,167
Actual Return on Plan Assets
Balance as of December 31	13,363		19,167
Corporate Debt [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	13,738		36,166
Year End Allocation
Total	6.50%		9.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	13,738		36,166
Actual Return on Plan Assets
Balance as of December 31	13,738		36,166
Corporate Debt [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	6,243		8,937
Year End Allocation
Total	6.50%		9.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6,243		8,937
Actual Return on Plan Assets
Balance as of December 31	6,243		8,937
Corporate Debt [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	6,982		9,858
Year End Allocation
Total	6.50%		9.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6,982		9,858
Actual Return on Plan Assets
Balance as of December 31	6,982		9,858
Corporate Debt [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,600,000		1,235,000
Year End Allocation
Total	34.00%		26.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,600,000		1,235,000
Actual Return on Plan Assets
Balance as of December 31	1,600,000		1,235,000
Corporate Debt [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	213,280		163,484
Year End Allocation
Total	34.00%		26.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	213,280		163,484
Actual Return on Plan Assets
Balance as of December 31	213,280		163,484
Corporate Debt [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	189,896		145,193
Year End Allocation
Total	34.00%		26.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	189,896		145,193
Actual Return on Plan Assets
Balance as of December 31	189,896		145,193
Corporate Debt [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	170,365		266,994
Year End Allocation
Total	34.00%		26.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	170,365		266,994
Actual Return on Plan Assets
Balance as of December 31	170,365		266,994
Corporate Debt [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	89,863		69,653
Year End Allocation
Total	34.00%		26.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	89,863		69,653
Actual Return on Plan Assets
Balance as of December 31	89,863		69,653
Corporate Debt [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	94,736		73,566
Year End Allocation
Total	34.00%		26.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	94,736		73,566
Actual Return on Plan Assets
Balance as of December 31	94,736		73,566
Corporate Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	110,000		155,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	110,000		155,000
Actual Return on Plan Assets
Balance as of December 31	110,000		155,000
Corporate Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	18,458		26,437
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	18,458		26,437
Actual Return on Plan Assets
Balance as of December 31	18,458		26,437
Corporate Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	13,363		19,167
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	13,363		19,167
Actual Return on Plan Assets
Balance as of December 31	13,363		19,167
Corporate Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	13,738		36,166
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	13,738		36,166
Actual Return on Plan Assets
Balance as of December 31	13,738		36,166
Corporate Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	6,243		8,937
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6,243		8,937
Actual Return on Plan Assets
Balance as of December 31	6,243		8,937
Corporate Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	6,982		9,858
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6,982		9,858
Actual Return on Plan Assets
Balance as of December 31	6,982		9,858
Corporate Debt [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,600,000		1,235,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,600,000		1,235,000
Actual Return on Plan Assets
Balance as of December 31	1,600,000		1,235,000
Corporate Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	213,280		163,484
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	213,280		163,484
Actual Return on Plan Assets
Balance as of December 31	213,280		163,484
Corporate Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	189,896		145,193
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	189,896		145,193
Actual Return on Plan Assets
Balance as of December 31	189,896		145,193
Corporate Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	170,365		266,994
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	170,365		266,994
Actual Return on Plan Assets
Balance as of December 31	170,365		266,994
Corporate Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	89,863		69,653
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	89,863		69,653
Actual Return on Plan Assets
Balance as of December 31	89,863		69,653
Corporate Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	94,736		73,566
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	94,736		73,566
Actual Return on Plan Assets
Balance as of December 31	94,736		73,566
Corporate Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0		6,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0		6,000
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date			0
Relating to Assets Sold During the Period			(2,000)
Purchases and Sales			(4,000)
Transfers into Level 3			0
Transfers out of Level 3			0
Balance as of December 31	0		0		6,000
Corporate Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0		846
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0		846
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date			0
Relating to Assets Sold During the Period			(298)
Purchases and Sales			(548)
Transfers into Level 3			0
Transfers out of Level 3			0
Balance as of December 31	0		0		846
Corporate Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0		747
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0		747
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date			0
Relating to Assets Sold During the Period			(263)
Purchases and Sales			(484)
Transfers into Level 3			0
Transfers out of Level 3			0
Balance as of December 31	0		0		747
Corporate Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0		1,372
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0		1,372
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date			0
Relating to Assets Sold During the Period			(483)
Purchases and Sales			(889)
Transfers into Level 3			0
Transfers out of Level 3			0
Balance as of December 31	0		0		1,372
Corporate Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0		364
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0		364
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date			0
Relating to Assets Sold During the Period			(128)
Purchases and Sales			(236)
Transfers into Level 3			0
Transfers out of Level 3			0
Balance as of December 31	0		0		364
Corporate Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0		379
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0		379
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date			0
Relating to Assets Sold During the Period			(134)
Purchases and Sales			(245)
Transfers into Level 3			0
Transfers out of Level 3			0
Balance as of December 31	0		0		379
Corporate Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	22,000		26,000
Year End Allocation
Total	1.20%		1.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	22,000		26,000
Actual Return on Plan Assets
Balance as of December 31	22,000		26,000
Foreign Debt [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,605		4,469
Year End Allocation
Total	1.20%		1.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,605		4,469
Actual Return on Plan Assets
Balance as of December 31	3,605		4,469
Foreign Debt [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,610		3,240
Year End Allocation
Total	1.20%		1.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,610		3,240
Actual Return on Plan Assets
Balance as of December 31	2,610		3,240
Foreign Debt [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,683		6,113
Year End Allocation
Total	1.20%		1.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,683		6,113
Actual Return on Plan Assets
Balance as of December 31	2,683		6,113
Foreign Debt [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,219		1,511
Year End Allocation
Total	1.20%		1.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,219		1,511
Actual Return on Plan Assets
Balance as of December 31	1,219		1,511
Foreign Debt [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,364		1,666
Year End Allocation
Total	1.20%		1.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,364		1,666
Actual Return on Plan Assets
Balance as of December 31	1,364		1,666
Foreign Debt [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	344,000		199,000
Year End Allocation
Total	7.30%		4.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	344,000		199,000
Actual Return on Plan Assets
Balance as of December 31	344,000		199,000
Foreign Debt [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	45,818		26,292
Year End Allocation
Total	7.30%		4.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	45,818		26,292
Actual Return on Plan Assets
Balance as of December 31	45,818		26,292
Foreign Debt [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	40,794		23,350
Year End Allocation
Total	7.30%		4.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	40,794		23,350
Actual Return on Plan Assets
Balance as of December 31	40,794		23,350
Foreign Debt [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	36,599		42,938
Year End Allocation
Total	7.30%		4.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	36,599		42,938
Actual Return on Plan Assets
Balance as of December 31	36,599		42,938
Foreign Debt [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	19,305		11,202
Year End Allocation
Total	7.30%		4.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	19,305		11,202
Actual Return on Plan Assets
Balance as of December 31	19,305		11,202
Foreign Debt [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	20,352		11,831
Year End Allocation
Total	7.30%		4.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	20,352		11,831
Actual Return on Plan Assets
Balance as of December 31	20,352		11,831
Foreign Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	22,000		26,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	22,000		26,000
Actual Return on Plan Assets
Balance as of December 31	22,000		26,000
Foreign Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,605		4,469
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,605		4,469
Actual Return on Plan Assets
Balance as of December 31	3,605		4,469
Foreign Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,610		3,240
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,610		3,240
Actual Return on Plan Assets
Balance as of December 31	2,610		3,240
Foreign Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,683		6,113
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,683		6,113
Actual Return on Plan Assets
Balance as of December 31	2,683		6,113
Foreign Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,219		1,511
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,219		1,511
Actual Return on Plan Assets
Balance as of December 31	1,219		1,511
Foreign Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,364		1,666
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,364		1,666
Actual Return on Plan Assets
Balance as of December 31	1,364		1,666
Foreign Debt [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	344,000		199,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	344,000		199,000
Actual Return on Plan Assets
Balance as of December 31	344,000		199,000
Foreign Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	45,818		26,292
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	45,818		26,292
Actual Return on Plan Assets
Balance as of December 31	45,818		26,292
Foreign Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	40,794		23,350
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	40,794		23,350
Actual Return on Plan Assets
Balance as of December 31	40,794		23,350
Foreign Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	36,599		42,938
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	36,599		42,938
Actual Return on Plan Assets
Balance as of December 31	36,599		42,938
Foreign Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	19,305		11,202
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	19,305		11,202
Actual Return on Plan Assets
Balance as of December 31	19,305		11,202
Foreign Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	20,352		11,831
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	20,352		11,831
Actual Return on Plan Assets
Balance as of December 31	20,352		11,831
Foreign Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,000		7,000
Year End Allocation
Total	0.30%		0.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,000		7,000
Actual Return on Plan Assets
Balance as of December 31	5,000		7,000
State and Local Government [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	776		1,242
Year End Allocation
Total	0.30%		0.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	776		1,242
Actual Return on Plan Assets
Balance as of December 31	776		1,242
State and Local Government [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	562		901
Year End Allocation
Total	0.30%		0.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	562		901
Actual Return on Plan Assets
Balance as of December 31	562		901
State and Local Government [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	577		1,700
Year End Allocation
Total	0.30%		0.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	577		1,700
Actual Return on Plan Assets
Balance as of December 31	577		1,700
State and Local Government [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	262		420
Year End Allocation
Total	0.30%		0.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	262		420
Actual Return on Plan Assets
Balance as of December 31	262		420
State and Local Government [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	294		463
Year End Allocation
Total	0.30%		0.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	294		463
Actual Return on Plan Assets
Balance as of December 31	294		463
State and Local Government [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	28,000		44,000
Year End Allocation
Total	0.60%		0.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	28,000		44,000
Actual Return on Plan Assets
Balance as of December 31	28,000		44,000
State and Local Government [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,730		5,821
Year End Allocation
Total	0.60%		0.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,730		5,821
Actual Return on Plan Assets
Balance as of December 31	3,730		5,821
State and Local Government [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,321		5,170
Year End Allocation
Total	0.60%		0.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,321		5,170
Actual Return on Plan Assets
Balance as of December 31	3,321		5,170
State and Local Government [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,980		9,506
Year End Allocation
Total	0.60%		0.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,980		9,506
Actual Return on Plan Assets
Balance as of December 31	2,980		9,506
State and Local Government [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,572		2,480
Year End Allocation
Total	0.60%		0.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,572		2,480
Actual Return on Plan Assets
Balance as of December 31	1,572		2,480
State and Local Government [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,657		2,619
Year End Allocation
Total	0.60%		0.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,657		2,619
Actual Return on Plan Assets
Balance as of December 31	1,657		2,619
State and Local Government [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,000		7,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,000		7,000
Actual Return on Plan Assets
Balance as of December 31	5,000		7,000
State and Local Government [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	776		1,242
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	776		1,242
Actual Return on Plan Assets
Balance as of December 31	776		1,242
State and Local Government [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	562		901
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	562		901
Actual Return on Plan Assets
Balance as of December 31	562		901
State and Local Government [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	577		1,700
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	577		1,700
Actual Return on Plan Assets
Balance as of December 31	577		1,700
State and Local Government [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	262		420
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	262		420
Actual Return on Plan Assets
Balance as of December 31	262		420
State and Local Government [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	294		463
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	294		463
Actual Return on Plan Assets
Balance as of December 31	294		463
State and Local Government [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	28,000		44,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	28,000		44,000
Actual Return on Plan Assets
Balance as of December 31	28,000		44,000
State and Local Government [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,730		5,821
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,730		5,821
Actual Return on Plan Assets
Balance as of December 31	3,730		5,821
State and Local Government [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,321		5,170
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,321		5,170
Actual Return on Plan Assets
Balance as of December 31	3,321		5,170
State and Local Government [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,980		9,506
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,980		9,506
Actual Return on Plan Assets
Balance as of December 31	2,980		9,506
State and Local Government [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,572		2,480
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,572		2,480
Actual Return on Plan Assets
Balance as of December 31	1,572		2,480
State and Local Government [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,657		2,619
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,657		2,619
Actual Return on Plan Assets
Balance as of December 31	1,657		2,619
State and Local Government [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	8,000		10,000
Year End Allocation
Total	0.50%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	8,000		10,000
Actual Return on Plan Assets
Balance as of December 31	8,000		10,000
Other - Asset Backed [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,362		1,678
Year End Allocation
Total	0.50%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,362		1,678
Actual Return on Plan Assets
Balance as of December 31	1,362		1,678
Other - Asset Backed [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	986		1,217
Year End Allocation
Total	0.50%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	986		1,217
Actual Return on Plan Assets
Balance as of December 31	986		1,217
Other - Asset Backed [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,014		2,296
Year End Allocation
Total	0.50%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,014		2,296
Actual Return on Plan Assets
Balance as of December 31	1,014		2,296
Other - Asset Backed [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	461		567
Year End Allocation
Total	0.50%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	461		567
Actual Return on Plan Assets
Balance as of December 31	461		567
Other - Asset Backed [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	515		626
Year End Allocation
Total	0.50%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	515		626
Actual Return on Plan Assets
Balance as of December 31	515		626
Other - Asset Backed [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	33,000		36,000
Year End Allocation
Total	0.70%		0.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	33,000		36,000
Actual Return on Plan Assets
Balance as of December 31	33,000		36,000
Other - Asset Backed [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,437		4,714
Year End Allocation
Total	0.70%		0.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,437		4,714
Actual Return on Plan Assets
Balance as of December 31	4,437		4,714
Other - Asset Backed [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,951		4,187
Year End Allocation
Total	0.70%		0.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,951		4,187
Actual Return on Plan Assets
Balance as of December 31	3,951		4,187
Other - Asset Backed [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,545		7,699
Year End Allocation
Total	0.70%		0.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,545		7,699
Actual Return on Plan Assets
Balance as of December 31	3,545		7,699
Other - Asset Backed [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,870		2,009
Year End Allocation
Total	0.70%		0.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,870		2,009
Actual Return on Plan Assets
Balance as of December 31	1,870		2,009
Other - Asset Backed [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,971		2,121
Year End Allocation
Total	0.70%		0.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,971		2,121
Actual Return on Plan Assets
Balance as of December 31	1,971		2,121
Other - Asset Backed [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	8,000		10,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	8,000		10,000
Actual Return on Plan Assets
Balance as of December 31	8,000		10,000
Other - Asset Backed [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,362		1,678
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,362		1,678
Actual Return on Plan Assets
Balance as of December 31	1,362		1,678
Other - Asset Backed [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	986		1,217
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	986		1,217
Actual Return on Plan Assets
Balance as of December 31	986		1,217
Other - Asset Backed [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,014		2,296
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,014		2,296
Actual Return on Plan Assets
Balance as of December 31	1,014		2,296
Other - Asset Backed [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	461		567
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	461		567
Actual Return on Plan Assets
Balance as of December 31	461		567
Other - Asset Backed [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	515		626
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	515		626
Actual Return on Plan Assets
Balance as of December 31	515		626
Other - Asset Backed [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	33,000		36,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	33,000		36,000
Actual Return on Plan Assets
Balance as of December 31	33,000		36,000
Other - Asset Backed [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,437		4,714
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,437		4,714
Actual Return on Plan Assets
Balance as of December 31	4,437		4,714
Other - Asset Backed [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,951		4,187
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,951		4,187
Actual Return on Plan Assets
Balance as of December 31	3,951		4,187
Other - Asset Backed [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,545		7,699
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,545		7,699
Actual Return on Plan Assets
Balance as of December 31	3,545		7,699
Other - Asset Backed [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,870		2,009
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,870		2,009
Actual Return on Plan Assets
Balance as of December 31	1,870		2,009
Other - Asset Backed [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,971		2,121
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,971		2,121
Actual Return on Plan Assets
Balance as of December 31	1,971		2,121
Other - Asset Backed [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	238,000		220,000
Year End Allocation
Total	5.00%		4.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	238,000		220,000
Actual Return on Plan Assets
Balance as of December 31	238,000		220,000
Real Estate [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	31,757		29,063
Year End Allocation
Total	5.00%		4.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	31,757		29,063
Actual Return on Plan Assets
Balance as of December 31	31,757		29,063
Real Estate [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	28,275		25,811
Year End Allocation
Total	5.00%		4.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	28,275		25,811
Actual Return on Plan Assets
Balance as of December 31	28,275		25,811
Real Estate [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	25,367		47,464
Year End Allocation
Total	5.00%		4.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	25,367		47,464
Actual Return on Plan Assets
Balance as of December 31	25,367		47,464
Real Estate [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	13,380		12,382
Year End Allocation
Total	5.00%		4.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	13,380		12,382
Actual Return on Plan Assets
Balance as of December 31	13,380		12,382
Real Estate [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	14,106		13,078
Year End Allocation
Total	5.00%		4.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	14,106		13,078
Actual Return on Plan Assets
Balance as of December 31	14,106		13,078
Real Estate [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	238,000		220,000		163,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	238,000		220,000		163,000
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	26,000		30,000
Relating to Assets Sold During the Period	0		0
Purchases and Sales	(8,000)		27,000
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	238,000		220,000		163,000
Real Estate [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	31,757		29,063		21,666
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	31,757		29,063		21,666
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	3,861		3,913
Relating to Assets Sold During the Period	0		0
Purchases and Sales	(1,167)		3,484
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	31,757		29,063		21,666
Real Estate [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	28,275		25,811		19,129
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	28,275		25,811		19,129
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	3,531		3,535
Relating to Assets Sold During the Period	0		0
Purchases and Sales	(1,067)		3,147
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	28,275		25,811		19,129
Real Estate [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	25,367		47,464		35,148
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	25,367		47,464		35,148
Transfer of OPCo Generation Plan Assets	(26,218)
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	5,907		6,515
Relating to Assets Sold During the Period	0		0
Purchases and Sales	(1,786)		5,801
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	25,367		47,464		35,148
Real Estate [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	13,380		12,382		9,329
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	13,380		12,382		9,329
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	1,430		1,615
Relating to Assets Sold During the Period	0		0
Purchases and Sales	(432)		1,438
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	13,380		12,382		9,329
Real Estate [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	14,106		13,078		9,712
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	14,106		13,078		9,712
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	1,474		1,780
Relating to Assets Sold During the Period	0		0
Purchases and Sales	(446)		1,586
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	14,106		13,078		9,712
Real Estate [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	330,000		195,000
Year End Allocation
Total	7.00%		4.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	330,000		195,000
Actual Return on Plan Assets
Balance as of December 31	330,000		195,000
Alternative Investments [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	43,939		25,888
Year End Allocation
Total	7.00%		4.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	43,939		25,888
Actual Return on Plan Assets
Balance as of December 31	43,939		25,888
Alternative Investments [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	39,121		22,992
Year End Allocation
Total	7.00%		4.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	39,121		22,992
Actual Return on Plan Assets
Balance as of December 31	39,121		22,992
Alternative Investments [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	35,098		42,279
Year End Allocation
Total	7.00%		4.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	35,098		42,279
Actual Return on Plan Assets
Balance as of December 31	35,098		42,279
Alternative Investments [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	18,513		11,030
Year End Allocation
Total	7.00%		4.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	18,513		11,030
Actual Return on Plan Assets
Balance as of December 31	18,513		11,030
Alternative Investments [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	19,517		11,649
Year End Allocation
Total	7.00%		4.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	19,517		11,649
Actual Return on Plan Assets
Balance as of December 31	19,517		11,649
Alternative Investments [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	330,000		195,000		161,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	330,000		195,000		161,000
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	15,000		10,000
Relating to Assets Sold During the Period	15,000		4,000
Purchases and Sales	105,000		20,000
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	330,000		195,000		161,000
Alternative Investments [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	43,939		25,888		21,269
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	43,939		25,888		21,269
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	1,932		1,319
Relating to Assets Sold During the Period	1,949		640
Purchases and Sales	14,170		2,660
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	43,939		25,888		21,269
Alternative Investments [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	39,121		22,992		18,779
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	39,121		22,992		18,779
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	1,727		1,203
Relating to Assets Sold During the Period	1,741		584
Purchases and Sales	12,661		2,426
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	39,121		22,992		18,779
Alternative Investments [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	35,098		42,279		34,505
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	35,098		42,279		34,505
Transfer of OPCo Generation Plan Assets	(36,275)
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	3,113		2,220
Relating to Assets Sold During the Period	3,142		1,077
Purchases and Sales	22,839		4,477
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	35,098		42,279		34,505
Alternative Investments [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	18,513		11,030		9,159
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	18,513		11,030		9,159
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	801		534
Relating to Assets Sold During the Period	808		259
Purchases and Sales	5,874		1,078
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	18,513		11,030		9,159
Alternative Investments [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	19,517		11,649		9,535
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	19,517		11,649		9,535
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	841		603
Relating to Assets Sold During the Period	850		293
Purchases and Sales	6,177		1,218
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	19,517		11,649		9,535
Alternative Investments [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	35,000		80,000
Year End Allocation
Total	0.80%		1.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	35,000		80,000
Actual Return on Plan Assets
Balance as of December 31	35,000		80,000
Securities Lending [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,689		10,633
Year End Allocation
Total	0.80%		1.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,689		10,633
Actual Return on Plan Assets
Balance as of December 31	4,689		10,633
Securities Lending [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,175		9,443
Year End Allocation
Total	0.80%		1.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,175		9,443
Actual Return on Plan Assets
Balance as of December 31	4,175		9,443
Securities Lending [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,745		17,365
Year End Allocation
Total	0.80%		1.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,745		17,365
Actual Return on Plan Assets
Balance as of December 31	3,745		17,365
Securities Lending [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,976		4,530
Year End Allocation
Total	0.80%		1.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,976		4,530
Actual Return on Plan Assets
Balance as of December 31	1,976		4,530
Securities Lending [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,083		4,785
Year End Allocation
Total	0.80%		1.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,083		4,785
Actual Return on Plan Assets
Balance as of December 31	2,083		4,785
Securities Lending [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	35,000		80,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	35,000		80,000
Actual Return on Plan Assets
Balance as of December 31	35,000		80,000
Securities Lending [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,689		10,633
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,689		10,633
Actual Return on Plan Assets
Balance as of December 31	4,689		10,633
Securities Lending [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,175		9,443
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,175		9,443
Actual Return on Plan Assets
Balance as of December 31	4,175		9,443
Securities Lending [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,745		17,365
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,745		17,365
Actual Return on Plan Assets
Balance as of December 31	3,745		17,365
Securities Lending [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,976		4,530
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,976		4,530
Actual Return on Plan Assets
Balance as of December 31	1,976		4,530
Securities Lending [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,083		4,785
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,083		4,785
Actual Return on Plan Assets
Balance as of December 31	2,083		4,785
Securities Lending [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending Collateral [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(45,000)	[4]	(91,000)	[4]
Year End Allocation
Total	(0.90%)	[4]	(1.90%)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(45,000)	[4]	(91,000)	[4]
Actual Return on Plan Assets
Balance as of December 31	(45,000)	[4]	(91,000)	[4]
Securities Lending Collateral [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(6,024)	[4]	(12,025)	[4]
Year End Allocation
Total	(0.90%)	[4]	(1.90%)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(6,024)	[4]	(12,025)	[4]
Actual Return on Plan Assets
Balance as of December 31	(6,024)	[4]	(12,025)	[4]
Securities Lending Collateral [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(5,363)	[4]	(10,680)	[4]
Year End Allocation
Total	(0.90%)	[4]	(1.90%)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(5,363)	[4]	(10,680)	[4]
Actual Return on Plan Assets
Balance as of December 31	(5,363)	[4]	(10,680)	[4]
Securities Lending Collateral [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(4,812)	[4]	(19,639)	[4]
Year End Allocation
Total	(0.90%)	[4]	(1.90%)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(4,812)	[4]	(19,639)	[4]
Actual Return on Plan Assets
Balance as of December 31	(4,812)	[4]	(19,639)	[4]
Securities Lending Collateral [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(2,538)	[4]	(5,123)	[4]
Year End Allocation
Total	(0.90%)	[4]	(1.90%)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(2,538)	[4]	(5,123)	[4]
Actual Return on Plan Assets
Balance as of December 31	(2,538)	[4]	(5,123)	[4]
Securities Lending Collateral [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(2,676)	[4]	(5,411)	[4]
Year End Allocation
Total	(0.90%)	[4]	(1.90%)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(2,676)	[4]	(5,411)	[4]
Actual Return on Plan Assets
Balance as of December 31	(2,676)	[4]	(5,411)	[4]
Securities Lending Collateral [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(45,000)	[4]	(91,000)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(45,000)	[4]	(91,000)	[4]
Actual Return on Plan Assets
Balance as of December 31	(45,000)	[4]	(91,000)	[4]
Securities Lending Collateral [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(6,024)	[4]	(12,025)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(6,024)	[4]	(12,025)	[4]
Actual Return on Plan Assets
Balance as of December 31	(6,024)	[4]	(12,025)	[4]
Securities Lending Collateral [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(5,363)	[4]	(10,680)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(5,363)	[4]	(10,680)	[4]
Actual Return on Plan Assets
Balance as of December 31	(5,363)	[4]	(10,680)	[4]
Securities Lending Collateral [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(4,812)	[4]	(19,639)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(4,812)	[4]	(19,639)	[4]
Actual Return on Plan Assets
Balance as of December 31	(4,812)	[4]	(19,639)	[4]
Securities Lending Collateral [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(2,538)	[4]	(5,123)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(2,538)	[4]	(5,123)	[4]
Actual Return on Plan Assets
Balance as of December 31	(2,538)	[4]	(5,123)	[4]
Securities Lending Collateral [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(2,676)	[4]	(5,411)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(2,676)	[4]	(5,411)	[4]
Actual Return on Plan Assets
Balance as of December 31	(2,676)	[4]	(5,411)	[4]
Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	77,000		73,000
Year End Allocation
Total	4.50%		4.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	77,000		73,000
Actual Return on Plan Assets
Balance as of December 31	77,000		73,000
Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	12,911		12,545
Year End Allocation
Total	4.50%		4.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	12,911		12,545
Actual Return on Plan Assets
Balance as of December 31	12,911		12,545
Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	9,347		9,096
Year End Allocation
Total	4.50%		4.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	9,347		9,096
Actual Return on Plan Assets
Balance as of December 31	9,347		9,096
Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	9,609		17,163
Year End Allocation
Total	4.50%		4.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	9,609		17,163
Actual Return on Plan Assets
Balance as of December 31	9,609		17,163
Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,366		4,241
Year End Allocation
Total	4.50%		4.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,366		4,241
Actual Return on Plan Assets
Balance as of December 31	4,366		4,241
Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,884		4,678
Year End Allocation
Total	4.50%		4.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,884		4,678
Actual Return on Plan Assets
Balance as of December 31	4,884		4,678
Cash and Cash Equivalents [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	48,000		126,000
Year End Allocation
Total	1.00%		2.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	48,000		126,000
Actual Return on Plan Assets
Balance as of December 31	48,000		126,000
Cash and Cash Equivalents [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	6,476		16,646
Year End Allocation
Total	1.00%		2.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6,476		16,646
Actual Return on Plan Assets
Balance as of December 31	6,476		16,646
Cash and Cash Equivalents [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,766		14,783
Year End Allocation
Total	1.00%		2.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,766		14,783
Actual Return on Plan Assets
Balance as of December 31	5,766		14,783
Cash and Cash Equivalents [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,173		27,185
Year End Allocation
Total	1.00%		2.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,173		27,185
Actual Return on Plan Assets
Balance as of December 31	5,173		27,185
Cash and Cash Equivalents [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,729		7,092
Year End Allocation
Total	1.00%		2.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,729		7,092
Actual Return on Plan Assets
Balance as of December 31	2,729		7,092
Cash and Cash Equivalents [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,877		7,490
Year End Allocation
Total	1.00%		2.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,877		7,490
Actual Return on Plan Assets
Balance as of December 31	2,877		7,490
Cash and Cash Equivalents [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	68,000		62,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	68,000		62,000
Actual Return on Plan Assets
Balance as of December 31	68,000		62,000
Cash and Cash Equivalents [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	11,441		10,598
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	11,441		10,598
Actual Return on Plan Assets
Balance as of December 31	11,441		10,598
Cash and Cash Equivalents [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	8,283		7,684
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	8,283		7,684
Actual Return on Plan Assets
Balance as of December 31	8,283		7,684
Cash and Cash Equivalents [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	8,515		14,499
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	8,515		14,499
Actual Return on Plan Assets
Balance as of December 31	8,515		14,499
Cash and Cash Equivalents [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,869		3,583
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,869		3,583
Actual Return on Plan Assets
Balance as of December 31	3,869		3,583
Cash and Cash Equivalents [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,328		3,952
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,328		3,952
Actual Return on Plan Assets
Balance as of December 31	4,328		3,952
Cash and Cash Equivalents [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	9,000		11,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	9,000		11,000
Actual Return on Plan Assets
Balance as of December 31	9,000		11,000
Cash and Cash Equivalents [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,470		1,947
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,470		1,947
Actual Return on Plan Assets
Balance as of December 31	1,470		1,947
Cash and Cash Equivalents [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,064		1,412
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,064		1,412
Actual Return on Plan Assets
Balance as of December 31	1,064		1,412
Cash and Cash Equivalents [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,094		2,664
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,094		2,664
Actual Return on Plan Assets
Balance as of December 31	1,094		2,664
Cash and Cash Equivalents [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	497		658
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	497		658
Actual Return on Plan Assets
Balance as of December 31	497		658
Cash and Cash Equivalents [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	556		726
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	556		726
Actual Return on Plan Assets
Balance as of December 31	556		726
Cash and Cash Equivalents [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	48,000		126,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	48,000		126,000
Actual Return on Plan Assets
Balance as of December 31	48,000		126,000
Cash and Cash Equivalents [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	6,476		16,646
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6,476		16,646
Actual Return on Plan Assets
Balance as of December 31	6,476		16,646
Cash and Cash Equivalents [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,766		14,783
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,766		14,783
Actual Return on Plan Assets
Balance as of December 31	5,766		14,783
Cash and Cash Equivalents [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,173		27,185
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,173		27,185
Actual Return on Plan Assets
Balance as of December 31	5,173		27,185
Cash and Cash Equivalents [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,729		7,092
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,729		7,092
Actual Return on Plan Assets
Balance as of December 31	2,729		7,092
Cash and Cash Equivalents [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,877		7,490
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,877		7,490
Actual Return on Plan Assets
Balance as of December 31	2,877		7,490
Cash and Cash Equivalents [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Pending Transactions and Accrued Income [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,000	[5]	1,000	[5]
Year End Allocation
Total	0.30%	[5]	0.10%	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,000	[5]	1,000	[5]
Actual Return on Plan Assets
Balance as of December 31	5,000	[5]	1,000	[5]
Other - Pending Transactions and Accrued Income [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	806	[5]	180	[5]
Year End Allocation
Total	0.30%	[5]	0.10%	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	806	[5]	180	[5]
Actual Return on Plan Assets
Balance as of December 31	806	[5]	180	[5]
Other - Pending Transactions and Accrued Income [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	583	[5]	130	[5]
Year End Allocation
Total	0.30%	[5]	0.10%	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	583	[5]	130	[5]
Actual Return on Plan Assets
Balance as of December 31	583	[5]	130	[5]
Other - Pending Transactions and Accrued Income [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	600	[5]	246	[5]
Year End Allocation
Total	0.30%	[5]	0.10%	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	600	[5]	246	[5]
Actual Return on Plan Assets
Balance as of December 31	600	[5]	246	[5]
Other - Pending Transactions and Accrued Income [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	273	[5]	61	[5]
Year End Allocation
Total	0.30%	[5]	0.10%	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	273	[5]	61	[5]
Actual Return on Plan Assets
Balance as of December 31	273	[5]	61	[5]
Other - Pending Transactions and Accrued Income [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	305	[5]	67	[5]
Year End Allocation
Total	0.30%	[5]	0.10%	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	305	[5]	67	[5]
Actual Return on Plan Assets
Balance as of December 31	305	[5]	67	[5]
Other - Pending Transactions and Accrued Income [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	13,000	[4]	5,000	[6]
Year End Allocation
Total	0.30%	[4]	0.10%	[6]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	13,000	[4]	5,000	[6]
Actual Return on Plan Assets
Balance as of December 31	13,000	[4]	5,000	[6]
Other - Pending Transactions and Accrued Income [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,755	[5]	706	[5]
Year End Allocation
Total	0.30%	[5]	0.10%	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,755	[5]	706	[5]
Actual Return on Plan Assets
Balance as of December 31	1,755	[5]	706	[5]
Other - Pending Transactions and Accrued Income [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,563	[5]	627	[5]
Year End Allocation
Total	0.30%	[5]	0.10%	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,563	[5]	627	[5]
Actual Return on Plan Assets
Balance as of December 31	1,563	[5]	627	[5]
Other - Pending Transactions and Accrued Income [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,402	[5]	1,154	[5]
Year End Allocation
Total	0.30%	[5]	0.10%	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,402	[5]	1,154	[5]
Actual Return on Plan Assets
Balance as of December 31	1,402	[5]	1,154	[5]
Other - Pending Transactions and Accrued Income [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	739	[5]	301	[5]
Year End Allocation
Total	0.30%	[5]	0.10%	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	739	[5]	301	[5]
Actual Return on Plan Assets
Balance as of December 31	739	[5]	301	[5]
Other - Pending Transactions and Accrued Income [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	780	[5]	318	[5]
Year End Allocation
Total	0.30%	[5]	0.10%	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	780	[5]	318	[5]
Actual Return on Plan Assets
Balance as of December 31	780	[5]	318	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[6]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[6]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[6]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[6]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[6]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[6]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[6]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[6]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[6]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,000	[5]	1,000	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,000	[5]	1,000	[5]
Actual Return on Plan Assets
Balance as of December 31	5,000	[5]	1,000	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	806	[5]	180	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	806	[5]	180	[5]
Actual Return on Plan Assets
Balance as of December 31	806	[5]	180	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	583	[5]	130	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	583	[5]	130	[5]
Actual Return on Plan Assets
Balance as of December 31	583	[5]	130	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	600	[5]	246	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	600	[5]	246	[5]
Actual Return on Plan Assets
Balance as of December 31	600	[5]	246	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	273	[5]	61	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	273	[5]	61	[5]
Actual Return on Plan Assets
Balance as of December 31	273	[5]	61	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	305	[5]	67	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	305	[5]	67	[5]
Actual Return on Plan Assets
Balance as of December 31	305	[5]	67	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	13,000	[4]	5,000	[6]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	13,000	[4]	5,000	[6]
Actual Return on Plan Assets
Balance as of December 31	13,000	[4]	5,000	[6]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,755	[5]	706	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,755	[5]	706	[5]
Actual Return on Plan Assets
Balance as of December 31	1,755	[5]	706	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,563	[5]	627	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,563	[5]	627	[5]
Actual Return on Plan Assets
Balance as of December 31	1,563	[5]	627	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,402	[5]	1,154	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,402	[5]	1,154	[5]
Actual Return on Plan Assets
Balance as of December 31	1,402	[5]	1,154	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	739	[5]	301	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	739	[5]	301	[5]
Actual Return on Plan Assets
Balance as of December 31	739	[5]	301	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	780	[5]	318	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	780	[5]	318	[5]
Actual Return on Plan Assets
Balance as of December 31	780	[5]	318	[5]
International Equities [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	13,000		52,000
Year End Allocation
Total	0.80%		3.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	13,000		52,000
Actual Return on Plan Assets
Balance as of December 31	13,000		52,000
International Equities [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,219		8,800
Year End Allocation
Total	0.80%		3.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,219		8,800
Actual Return on Plan Assets
Balance as of December 31	2,219		8,800
International Equities [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,607		6,380
Year End Allocation
Total	0.80%		3.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,607		6,380
Actual Return on Plan Assets
Balance as of December 31	1,607		6,380
International Equities [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,652		12,038
Year End Allocation
Total	0.80%		3.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,652		12,038
Actual Return on Plan Assets
Balance as of December 31	1,652		12,038
International Equities [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	751		2,975
Year End Allocation
Total	0.80%		3.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	751		2,975
Actual Return on Plan Assets
Balance as of December 31	751		2,975
International Equities [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	840		3,281
Year End Allocation
Total	0.80%		3.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	840		3,281
Actual Return on Plan Assets
Balance as of December 31	840		3,281
International Equities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	13,000		52,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	13,000		52,000
Actual Return on Plan Assets
Balance as of December 31	13,000		52,000
International Equities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,219		8,800
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,219		8,800
Actual Return on Plan Assets
Balance as of December 31	2,219		8,800
International Equities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,607		6,380
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,607		6,380
Actual Return on Plan Assets
Balance as of December 31	1,607		6,380
International Equities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,652		12,038
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,652		12,038
Actual Return on Plan Assets
Balance as of December 31	1,652		12,038
International Equities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	751		2,975
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	751		2,975
Actual Return on Plan Assets
Balance as of December 31	751		2,975
International Equities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	840		3,281
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	840		3,281
Actual Return on Plan Assets
Balance as of December 31	840		3,281
International Equities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	211,000		163,000
Year End Allocation
Total	12.40%		10.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	211,000		163,000
Actual Return on Plan Assets
Balance as of December 31	211,000		163,000
United States Bonds [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	35,470		27,762
Year End Allocation
Total	12.40%		10.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	35,470		27,762
Actual Return on Plan Assets
Balance as of December 31	35,470		27,762
United States Bonds [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	25,679		20,128
Year End Allocation
Total	12.40%		10.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	25,679		20,128
Actual Return on Plan Assets
Balance as of December 31	25,679		20,128
United States Bonds [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	26,399		37,980
Year End Allocation
Total	12.40%		10.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	26,399		37,980
Actual Return on Plan Assets
Balance as of December 31	26,399		37,980
United States Bonds [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	11,996		9,386
Year End Allocation
Total	12.40%		10.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	11,996		9,386
Actual Return on Plan Assets
Balance as of December 31	11,996		9,386
United States Bonds [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	13,418		10,352
Year End Allocation
Total	12.40%		10.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	13,418		10,352
Actual Return on Plan Assets
Balance as of December 31	13,418		10,352
United States Bonds [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	211,000		163,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	211,000		163,000
Actual Return on Plan Assets
Balance as of December 31	211,000		163,000
United States Bonds [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	35,470		27,762
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	35,470		27,762
Actual Return on Plan Assets
Balance as of December 31	35,470		27,762
United States Bonds [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	25,679		20,128
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	25,679		20,128
Actual Return on Plan Assets
Balance as of December 31	25,679		20,128
United States Bonds [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	26,399		37,980
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	26,399		37,980
Actual Return on Plan Assets
Balance as of December 31	26,399		37,980
United States Bonds [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	11,996		9,386
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	11,996		9,386
Actual Return on Plan Assets
Balance as of December 31	11,996		9,386
United States Bonds [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	13,418		10,352
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	13,418		10,352
Actual Return on Plan Assets
Balance as of December 31	13,418		10,352
United States Bonds [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	$ 0		$ 0

[1]	Represents existing assets or liabilities that were previously categorized as Level 2.
[2]	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.
[3]	Represents existing assets or liabilities that were previously categorized as Level 3.
[4]	Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.
[5]	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.
[6]	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement